Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases balances
Right-of-use asset	€ 3,976,932		€ 4,187,126
Lease Agreements
Lease Transactions
Depreciation	13,363	€ 10,924
Interest expense	1,358	759
Lease expense	200	741
Leases balances
Right-of-use asset	148,424		151,372
Lease liability	150,897		153,703
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	4,457	4,066
Interest expense	704	268
Lease expense	200	741
Leases balances
Right-of-use asset	37,417		38,688
Lease liability	38,315		39,626
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	8,906	6,858
Interest expense	654	€ 491
Leases balances
Right-of-use asset	111,007		112,684
Lease liability	€ 112,582		€ 114,077